Deposits and Subordinated Debt - Summary of Deposits (Detail) - CAD ($) $ in Millions	Apr. 30, 2021	Jan. 31, 2021	Oct. 31, 2020
Disclosure Of Deposits [Line Items]
Interest bearing	$ 57,296		$ 52,366
Non-interest bearing	84,972		77,087
Payables after notice	250,082		237,949
Payable on a fixed date	264,851		291,632
Total	657,201	$ 672,500	659,034
Canada [member]
Disclosure Of Deposits [Line Items]
Interest bearing	47,234		41,855
Non-interest bearing	74,732		67,873
Payables after notice	122,465		112,543
Payable on a fixed date	164,780		185,655
Total	409,211		407,926
United States [member]
Disclosure Of Deposits [Line Items]
Interest bearing	9,790		8,818
Non-interest bearing	10,177		9,170
Payables after notice	126,367		124,129
Payable on a fixed date	73,666		78,175
Total	220,000		220,292
Other countries [member]
Disclosure Of Deposits [Line Items]
Interest bearing	272		1,693
Non-interest bearing	63		44
Payables after notice	1,250		1,277
Payable on a fixed date	26,405		27,802
Total	27,990		30,816
Banks [Member]
Disclosure Of Deposits [Line Items]
Interest bearing	4,706		3,594
Non-interest bearing	1,809		2,460
Payables after notice	1,226		1,231
Payable on a fixed date	18,116		31,540
Total	25,857		38,825
Business and governments [member]
Disclosure Of Deposits [Line Items]
Interest bearing	48,307		44,111
Non-interest bearing	49,129		44,258
Payables after notice	134,966		124,813
Payable on a fixed date	185,559		187,497
Total	417,961		400,679
Individuals [Member]
Disclosure Of Deposits [Line Items]
Interest bearing	4,283		4,661
Non-interest bearing	34,034		30,369
Payables after notice	113,890		111,905
Payable on a fixed date	61,176		72,595
Total	$ 213,383		$ 219,530